Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Sales	$ 81,550	$ 98,757
Total Revenue	81,550	98,757
Cost of Goods Sold	18,000	6,840
Gross Profit	63,550	$ 91,917
Operating Expenses
Depreciation and amortization	2,302
Salaries		$ 30,300
Equipment/Filming	32	835
Fees	200	1,086
Consulting Fees	22,000	$ 12,700
Professional Fees	44,193
Marketing Expense	2,730	$ 24,058
Website		5,950
APP Development	18,000	53,500
Travel	2,258	14,774
Office expenses	12,804	5,944
Total Expenses	(104,519)	(149,148)
Net Operating Income/Loss	(40,969)	(57,231)
Other Income/Expense	5	200
Net Income/Loss	$ (40,964)	$ (57,031)
Basic and Diluted Loss Per Common Share	$ 0.00	$ 0.00
Weighted Average Shares Outstanding	10,851,500	7,697,785